Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Share-Based Compensation
Shareholder	Class B Ordinary Shares	Fair value of share-based compensation
		USD
Swee Kheng Chua(1), (2), (3)	17,900,000	71,599,820
Terence Wing Khai Yap(1), (2), (3)	250,000	999,998
Sze Yin Ong(1), (2), (3)	46,296	185,184
Sharifah Noriati Binte Said Omar(1), (2), (3)	185,185	740,738
Ping Ping Lim(1), (2), (3)	377,775	1,511,096
Jia Wei Chua, (2), (3)	14,815	59,260
Meang Fai Pang(4)	14,815	59,260
Weilekai Investments Pte Ltd(3)	2,000,000	7,999,980
	20,788,886	83,155,336
Shareholder	Class B Ordinary Shares	Fair value of share-based compensation
		USD
Sharifah Noriati Binte Said Omar(1), (2), (3)	2,000,000	4,940,000
Consultants	2,400,000	5,928,000
	4,400,000	10,868,000

1)	These are the Key Management Personnel of the Company

2)	These are the employees of the Company

3)	These are the related parties of the Company

4)	This is a close associate of the Company